Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Grant Timing
We have adopted policies and procedures regarding the timing of when we grant awards, including options. We maintain an Equity Award Grant Policy, which was initially adopted in 2022, and has been revised from time to time. The policy provides that for a newly hired employee, or an employee who is promoted, the grant date of an equity award will be the 10th day of the month following the month on which the employee commenced employment or was promoted, as applicable, subject to the employee being employed on the grant date.
For an employee receiving a retention grant, the grant date will be as determined under the circumstances.
The policy also provides that the date of grant for “officers” as defined under Rule
16a-1(f)
of the Exchange Act (commonly referred to as “Section 16 Officers”) will be made on the earlier to occur of (x) the last day of the open trading window following the Company’s public news release of its annual or quarterly earnings and (y) the 20th day following the Company’s earnings release, provided that such 20th day is in an open trading window. Notwithstanding anything in the policy, if special circumstances arise such that the Compensation Committee or the Board determines it is advisable to grant an award at a time other than as set forth above, the Compensation Committee or the Board may consider and approve any such grant.
The grant of equity-based awards made in 2024 to each of our named executive officers other than Ms. Jones was approved by the independent directors of our Compensation Committee designed to meet the requirements of granting equity-based awards for purposes of Section 16 of the Exchange Act (the “Section 16 Subcommittee”). The grant of equity-based awards made in 2024 to Ms. Jones was approved by our Board of Directors. The grants of equity-based awards to Ms. Wolfe Herd, Ms. Subramanian and Ms. Monteleone were made pursuant to the formula set forth in our Equity Grant Policy, as described above, when the Company’s trading window was open such that the grant was made at a time at which such committee was not in the possession of material non-public
information. The grants to Ms. Jones were not made as prescribed by the policy, but were made coincident to Ms. Jones’ employment. In 2024, we did not grant stock options to our NEOs during the period from four business days before to one business day after the filing of the Company’s periodic reports on Forms
10-K
and
10-Q
or current reports on Form
8-K
that contained material nonpublic information with the SEC under the Exchange Act.

Award Timing Method	We maintain an Equity Award Grant Policy, which was initially adopted in 2022, and has been revised from time to time.
Award Timing, How MNPI Considered	we did not grant stock options to our NEOs during the period from four business days before to one business day after the filing of the Company’s periodic reports on Forms
10-K
and
10-Q
or current reports on Form
8-K
that contained material nonpublic information with the SEC under the Exchange Act.
MNPI Disclosure Timed for Compensation Value	true